Gains and losses on disposal and main changes in scope of consolidation - Changes in the scope of consolidation during 2022 (Details) - EUR (€) € / shares in Units, € in Thousands		8 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2022	Jun. 02, 2023
Odyssey Music Group (Deezer) [Member]
Gains and losses on disposal and main changes in scope of consolidation
Market value of entity, all shares	€ 1,050
Equity interest	10.42%
Ownership interest in new entity	8.13%
Number of shares acquired	9,061,723	500,000
Gains on disposals of investments	€ 77,000
Decrease in fair value recognized in other comprehensive income	€ 77,000		€ (54,000)
Odyssey Music Group (Deezer) [Member] | I2PO
Gains and losses on disposal and main changes in scope of consolidation
Price per share, basis for fair value valuation at recognition date	€ 8.50
VOO
Gains and losses on disposal and main changes in scope of consolidation
Ownership interest as a percentage (as a percent)				75.00%